REVENUE	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
REVENUE	REVENUE
ACCOUNTING POLICY
Contracts with customers
We record revenue from contracts with customers in accordance with the five steps in IFRS 15, Revenue from contracts with customers, as follows:
1.identify the contract with a customer;
2.identify the performance obligations in the contract;
3.determine the transaction price, which is the total consideration provided by the customer;
4.allocate the transaction price among the performance obligations in the contract based on their relative fair values; and
5.recognize revenue when the relevant criteria are met for each performance obligation.

Many of our products and services are sold in bundled arrangements (e.g. wireless devices and voice and data services). Items in these arrangements are accounted for as separate performance obligations if the item meets the definition of a distinct good or service. We also determine whether a customer can modify their contract within predefined terms such that we are not able to enforce the transaction price agreed to, but can only contractually enforce a lower amount. In situations such as these, we allocate revenue between performance obligations using the minimum enforceable rights and obligations and any excess amount is recognized as revenue as it is earned.

Revenue for each performance obligation is recognized either over time (e.g. services) or at a point in time (e.g. equipment). For performance obligations satisfied over time, revenue is recognized as the services are provided. These services are typically provided, and thus revenue is typically recognized, on a monthly basis. Revenue for performance obligations satisfied at a point in time is recognized when control of the item (or service) transfers to the customer. Typically, this is when the customer activates the goods (e.g. in the case of a wireless device) or has physical possession of the goods (e.g. other equipment).
The table below summarizes the nature of the various performance obligations in our contracts with customers and when we recognize performance on those obligations.

Performance obligations from contracts with customers	Timing of satisfaction of the performance obligation
Wireless airtime, data, and other services; television, telephony, Internet, and home monitoring services; network services; media subscriptions; and rental of equipment	As the service is provided (usually monthly)
Roaming, long-distance, and other optional or non-subscription services, and pay-per-use services	As the service is provided
Wireless devices and related equipment	Upon activation or purchase by the end customer
Installation services for Cable subscribers	When the services are performed
Advertising and sponsorship	When the advertising or other material airs on our radio or television stations or is displayed on our properties
Sale of content to television stations for subscriptions from cable and satellite providers	When the services are delivered to cable and satellite providers' subscribers (usually monthly)
Sports team home game admission and food and beverage	When the related games are played during the applicable sports season and when goods are sold
Revenue from sports leagues, including broadcast rights, revenue sharing agreements, and other distributions where the league acts as an agent of ours	In the applicable period, when the amount is determinable
Today's Shopping Choice and sports team merchandise	When the goods are transferred to the end customer
Radio and television broadcast agreements	When the related programs are aired
Sublicensing of program rights	Over the course of the applicable licence period

We also recognize interest revenue on contracts containing significant financing components and on credit card receivables using the effective interest method in accordance with IFRS 9, Financial Instruments. We recognize revenue from distributions from league entities which distribute funds between member clubs in the applicable period when the amount is determinable.

Payment for Wireless and Cable monthly service fees is typically due 30 days after billing. Payment for Wireless and Cable equipment is typically due either upon receipt of the equipment or over the subsequent 24 months (when equipment is financed through our equipment financing plans). Holders of the Rogers Mastercard have the option to finance devices through Rogers Bank over 36-month or 48-month terms. Payment terms for typical Media performance obligations range from prepaid in advance to immediate (e.g. sporting game tickets) to 30 days (e.g. advertising contracts).

Contract assets and liabilities
We record a contract asset when we have provided goods and services to our customer but our right to related consideration for the performance obligation is conditional on satisfying other performance obligations. Contract assets primarily relate to our rights to consideration for the transfer of wireless devices. Our long-term contract assets are recognized in "other long-term assets" on our Consolidated Statements of Financial Position.

We record a contract liability when we receive payment from a customer in advance of providing goods and services. This includes subscriber deposits, deposits related to sporting game ticket sales, and amounts subscribers pay for services and subscriptions that will be provided in future periods. Our long-term contract liabilities are recognized in "other long-term liabilities" on our Consolidated Statements of Financial Position.

A portion of our contract liabilities relates to discounts provided to customers on our device financing contracts. Due to the allocation of the transaction price to the performance obligations, the financing receivable we recognize is greater than the related equipment revenue. As a result, we recognize a contract liability simultaneously with the financing receivable and equipment revenue and subsequently reduce the contract liability on a monthly basis.

We account for contract assets and liabilities on a contract-by-contract basis, with each contract presented as either a net contract asset or a net contract liability accordingly.

Deferred commission cost assets
We defer, to the extent recoverable, the incremental costs we incur to obtain or fulfill a contract with a customer and amortize them over their expected period of benefit. These costs include certain commissions paid to internal and external representatives that we believe to be recoverable through the revenue earned from the related contracts. We therefore defer them as deferred commission cost assets in "other assets" and amortize them to "operating costs" over the pattern of the transfer of goods and services to the customer, which ranges from 12 to 90 months. Effective January 1, 2024, as a result of an increase in the customer lifecycle, we updated our amortization period for consumer Wireless and Cable commissions from 24 months to 32 months to better reflect the estimated economic lives of these relationships, which lowered amortization by approximately $115 million for the year ended December 31, 2024. Effective July 1, 2025, as a result of a further increase in customer lifecycle, we updated our amortization period for consumer Wireless commissions from 32 months to 35 months, which lowered amortization by approximately $30 million for the year ended December 31, 2025.

ESTIMATES
We use estimates in:
•determining the transaction price of our contracts, which requires estimating the amount of revenue we expect to be entitled to for delivering the performance obligations within a contract;
•determining the stand-alone selling price of performance obligations and the allocation of the transaction price between performance obligations; and
•determining the appropriate amortization period of deferred commission cost assets, taking into account the expected pattern of benefits we will receive from the payment of commissions.

Determining the transaction price
The transaction price is the amount of consideration that is enforceable and to which we expect to be entitled in exchange for the goods and services we have promised to our customer. We determine the transaction price by considering the terms of the contract and business practices that are customary within that particular line of business. Discounts, rebates, refunds, credits, price concessions, incentives, penalties, and other similar items are reflected in the transaction price at contract inception.

Determining the stand-alone selling price and the allocation of the transaction price
The transaction price is allocated to performance obligations based on the relative stand-alone selling prices of the distinct goods or services in the contract. The best evidence of a stand-alone selling price is the observable price of a good or service when the entity sells that good or service separately in similar circumstances and to similar customers. If a stand-alone selling price is not directly observable, we estimate the stand-alone selling price taking into account reasonably available information relating to the market conditions, entity-specific factors, and the class of customer.

In determining the stand-alone selling price, we allocate revenue between performance obligations based on expected minimum enforceable amounts to which we are entitled. Any amounts above the minimum enforceable amounts are recognized as revenue as they are earned.

JUDGMENTS
We make significant judgments in determining whether a promise to deliver goods or services is considered distinct and in determining whether our residual value arrangements constitute revenue-generating arrangements or leases.

Distinct goods and services
We make judgments in determining whether a promise to deliver goods or services is considered distinct. We account for individual products and services separately if they are distinct (i.e. if a product or service is separately identifiable from other items in the bundled package and if the customer can benefit from it). The consideration is allocated between separate products and services in a bundle based on their stand-alone selling prices. For distinct items we do not sell separately, we estimate stand-alone selling prices using the adjusted market assessment approach.

Residual value arrangements
Under certain customer offers, we allow customers to defer a component of the device cost until contract termination. We use judgment in determining whether these arrangements constitute revenue-generating arrangements or leases. In making this determination, we use judgment to assess the extent of control over the devices that passes to our customer, including whether the customer has a significant economic incentive at contract inception to return the device at contract termination and to estimate the extent of device returns.
CONTRACT ASSETS
Below is a summary of our contract assets from contracts with customers, net of an allowance for doubtful accounts, and the significant changes in those balances during the years ended December 31, 2025 and 2024.

		Years ended December 31
(In millions of dollars)	Note	2025	2024

Balance, beginning of year		268	276
Additions from new contracts with customers, net of terminations and renewals		190	173
Amortization of contract assets to accounts receivable		(205)	(181)

Balance, end of year		253	268

Current		151	171
Long-term		102	97

Balance, end of year		253	268

CONTRACT LIABILITIES
Below is a summary of our contract liabilities from contracts with customers and the significant changes in those balances during the years ended December 31, 2025 and 2024.

		Years ended December 31
(In millions of dollars)	Note	2025	2024

Balance, beginning of year		1,082	1,044
Contract liabilities assumed	3	268	—
Revenue deferred in previous year and recognized as revenue in current year		(1,096)	(771)
Net additions from contracts with customers		1,133	809

Balance, end of year		1,387	1,082

Current		1,114	800
Long-term		273	282

Balance, end of year		1,387	1,082

DEFERRED COMMISSION COST ASSETS
Below is a summary of the changes in the deferred commission cost assets recognized from the incremental costs incurred to obtain contracts with customers during the years ended December 31, 2025 and 2024. The deferred commission cost assets are presented within "other current assets" (when they will be amortized into operating costs within one year of the date of the financial statements) or "other long-term assets".

	Years ended December 31
(In millions of dollars)	2025	2024

Balance, beginning of year	753	488
Additions to deferred commission cost assets	711	640
Amortization recognized on deferred commission cost assets	(514)	(375)

Balance, end of year	950	753

Current	500	417
Long-term	450	336

Balance, end of year	950	753
UNSATISFIED PORTIONS OF PERFORMANCE OBLIGATIONS
The table below shows the revenue we expect to recognize in the future related to unsatisfied or partially satisfied performance obligations as at December 31, 2025. The unsatisfied portion of the transaction price of the performance obligations relates primarily to monthly services; we expect to recognize it substantially over the next three to five years.

(In millions of dollars)	2026	2027	2028	Thereafter	Total
Telecommunications service	2,786	1,000	76	241	4,103
Media services	52	52	52	219	375

We have elected to utilize the following practical expedients and not disclose:
•the unsatisfied portions of performance obligations related to contracts with a duration of one year or less; or
•the unsatisfied portions of performance obligations where the revenue we recognize corresponds with the amount invoiced to the customer.

DISAGGREGATION OF REVENUE

	Years ended December 31
(In millions of dollars)	2025	2024

Wireless
Service revenue	8,030	8,041
Equipment revenue	2,573	2,487
Revenue from external customers	10,603	10,528
Service revenue from internal customers	112	67
Total Wireless	10,715	10,595

Cable
Service revenue	7,765	7,750
Equipment revenue	35	51
Revenue from external customers	7,800	7,801
Service revenue from internal customers	68	75
Total Cable	7,868	7,876

Media
Revenue from external customers	2,997	1,973
Revenue from internal customers	291	269
Total Media	3,288	2,242

Corporate items
Revenue from external customers	312	302
Revenue from internal customers	42	23
Total Corporate items	354	325

Intercompany eliminations	(513)	(434)

Total revenue	21,712	20,604

Total service revenue	19,104	18,066
Total equipment revenue	2,608	2,538

Total revenue	21,712	20,604

Total revenue includes $241 million (2024 - $159 million) of other revenue recognized under IFRS 16 or IFRS 9, the majority of which reflects interest revenue earned on credit card receivables by Rogers Bank.